Financial expenses and income - Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Income [Line Items]
Total finance revenues	$ 9,057	$ 14,443	$ 5,952
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial Income [Line Items]
Gain in the fair value of market liquid investment	35,142	11,215	803
Other Interest income	1,143	1,099	910
Total finance revenues	$ 36,285	$ 12,314	$ 1,713